                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: _____
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603


Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley       Chicago, Illinois          July 20, 2004


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:     328032
                                           (thousands)



List of Other Included Managers: NONE



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE


FORM 13F
30-Jun-04


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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

3M Company          COM          88579y101         4864       54041   SH            Sole                      45091             8750
AFLAC Inc           COM          001055102          713       17483   SH            Sole                      16683              800
AON Corp            COM          037389103          244        8575   SH            Sole                       3775             4800
Abbott Labs         COM          002824100         1339       32849   SH            Sole                      23358             9491
Adobe Sys Inc Com   COM          00724F101         1900       40865   SH            Sole                      34615             5850
Advance Auto
 Parts, Inc.        COM          00751Y106         5790      131060   SH            Sole                      37390            93520
Alcon Inc.          COM          h01301102          269        3425   SH            Sole                        675             2750
Altera Corp         COM          021441100          712       32118   SH            Sole                      24878             7240
Altria Group Inc.   COM          02209s103          299        5981   SH            Sole                       5981
Ambac Financial
 Group, Inc.        COM          023139108         6285       85575   SH            Sole                      14410            70915
American
 International
 Group              COM          026874107         3735       52397   SH            Sole                      43680             8517
Amgen               COM          031162100         3440       63033   SH            Sole                      50168            12665
Anthem, Inc.        COM          03674b104         6332       70700   SH            Sole                       3300            67400
Apollo Group Inc    COM          037604105         3423       38765   SH            Sole                      33095             5670
Autodesk, Inc.      COM          052769106         2444       57096   SH            Sole                      47396             9300
BB&T Corp           COM          054937107          265        7175   SH            Sole                       7175
BP PLC ADR United
 Kingdom            COM          055622104         2892       53992   SH            Sole                      10335            43657
Bank America Corp   COM          060505104         6616       78180   SH            Sole                       9352            68628
Bank One Corp       COM          06423A103         6554      128504   SH            Sole                      13910           114294
Becton Dickinson
 & Company          COM          075887109          218        4200   SH            Sole                       4200
Bed Bath & Beyond,
 Inc.               COM          075896100         5782      150389   SH            Sole                      59090            91149
Berkshire Hathaway
 Inc-Cl B           COM          084670207          263          89   SH            Sole                                          89
Brinker
 International Inc. COM          109641100          251        7350   SH            Sole                       7350
Capital One
 Financial Corp     COM          14040H105          219        3200   SH            Sole                       3000              200
Cardinal Health     COM          14149Y108          258        3688   SH            Sole                       3688
Caremark RX Inc     COM          141705103        10953      332520   SH            Sole                      75520           256400
Century Telephone
 Enterprises        COM          156700106          242        8066   SH            Sole                       3679             4387
Chevron Texaco
 Corp               COM          166764100         1107       11768   SH            Sole                       1043            10725
Cisco Systems       COM          17275R102         5718      241286   SH            Sole                     176146            64440
Citigroup Inc.      COM          172967101        10360      222800   SH            Sole                      73297           149503
Clorox Co           COM          189054109          183        3400   SH            Sole                        900             2500
Coca-Cola Co        COM          191216100         1526       30230   SH            Sole                      25955             4275
Cognizant
 Technology
 Solutions          COM          192446102         1204       47390   SH            Sole                      38190             9200
Colgate Palmolive
 Company            COM          194162103          425        7275   SH            Sole                       7275
Comcast Corp-Cl A   COM          20030N101         1114       39629   SH            Sole                                       39629
Conagra, Inc        COM          205887102          263        9700   SH            Sole                        600             9100
Consolidated-
 Tomoka Land Co.    COM          210226106          261        6909   SH            Sole                                        6909
Danaher Corp        COM          235851102         3024       58320   SH            Sole                      49530             8440
Dell Inc.           COM          247025109          487       13605   SH            Sole                       9705             3900
Dow Chemical
 Corporation        COM          260543103          387        9500   SH            Sole                       4500             5000

EMC Corporation     COM          268648102          291       25515   SH            Sole                      22115             3400
Ecolab Inc.         COM          278865100         1104       34825   SH            Sole                      26675             8150
Emerson Electric    COM          291011104          273        4300   SH            Sole                       4300
Express Scripts
 Inc Cl A           COM          302182100         5690       71820   SH            Sole                      46445            25375
Exxon Mobil Corp    COM          30231G102         6442      145052   SH            Sole                      32668           112384
Fair, Isaac &
 Company, Inc.      COM          303250104         3953      118419   SH            Sole                      10375           108044
First Data Corp     COM          319963104         8774      197085   SH            Sole                      61685           135100
Fiserv Inc.         COM          337738108          436       11199   SH            Sole                       6137             5062
Fortune Brands      COM          349631101         5495       72850   SH            Sole                      10805            61745
Freddie Mac         COM          313400301          831       13125   SH            Sole                      11775             1350
General Electric
 Co.                COM          369604103         7366      227350   SH            Sole                     100937           126063
Grainger WW Inc     COM          384802104          368        6405   SH            Sole                       3955             2200
Harley Davidson
 Inc.               COM          412822108         2098       33871   SH            Sole                      23546            10325
Health Grades,
 Inc.               COM          42218Q102           15       10000   SH            Sole                                       10000
Health Management
 Associates I       COM          421933102         1223       54542   SH            Sole                      50542             4000
Hormel Foods Corp   COM          440452100          218        7000   SH            Sole                                        7000
Illinois Tool
 Works              COM          452308109         3532       36836   SH            Sole                      30436             6200
Intel Corporation   COM          458140100         7962      288488   SH            Sole                     132871           155217
International
 Business Machine   COM          459200101        10700      121382   SH            Sole                      39574            81608
Intuit Inc.         COM          461202103         5393      139788   SH            Sole                      50718            88720
Inveresk Research   COM          461238107          265        8600   SH            Sole                                        8600
Jacobs Engineering  COM          469814107         2620       66530   SH            Sole                      57030             9100
Johnson & Johnson   COM          478160104         8186      146970   SH            Sole                      59319            87651
Johnson Controls    COM          478366107         3714       69583   SH            Sole                      49558            20025
Kimberly Clark
 Corporation        COM          494368103          779       11820   SH            Sole                       8720             3100
L-3 Communications
 Holdings, I        COM          502424104        10777      161325   SH            Sole                      52050           109075
Liberty Media
 Corporation        COM          530718105          109       12111   SH            Sole                       3111             9000
Linear Technology
 Corp               COM          535678106          707       17925   SH            Sole                      12450             5475
Lowes Companies
 Inc.               COM          548661107         7094      135000   SH            Sole                      17375           117325
Lucent
 Technologies Inc.  COM          549463107           73       19396   SH            Sole                       1800            17596
MBNA Corp           COM          55262L100        10063      390194   SH            Sole                     149892           239702
Masco Corp.         COM          574599106          346       11100   SH            Sole                       2500             8600
Mechanical
 Technology         COM          583538103           60       10000   SH            Sole                                       10000
Medtronic Inc.      COM          585055106         5542      113744   SH            Sole                      62599            50945
Merck               COM          589331107         1668       35113   SH            Sole                      26217             8696
Microsoft
 Corporation        COM          594918104         7858      275141   SH            Sole                      80074           194567
Morgan Stanley
 Dean Witter Dis    COM          617446448          201        3806   SH            Sole                                        3806
National Fuel Gas
 Co                 COM          636180101          380       15200   SH            Sole                        200            15000
Nextel
 Communications
 Inc-A              COM          65332V103         1786       67000   SH            Sole                                       67000
Northern Trust
 Company            COM          665859104          645       15256   SH            Sole                       6706             8050
Omnicom Group       COM          681919106         1152       15175   SH            Sole                      12650             2525
Paychex Inc.        COM          704326107          339        9997   SH            Sole                       9432              565
Pepsico Inc.        COM          713448108         1235       22916   SH            Sole                      18241             4675
Pfizer, Inc         COM          717081103         6873      200482   SH            Sole                     140950            59132
Qualcomm Inc.       COM          747525103          960       13150   SH            Sole                      10200             2950
Quest Diagnostics,
 Inc.               COM          74834l100         4834       56900   SH            Sole                                       56900
Royal Dutch
 Petroleum          COM          780257804          430        8321   SH            Sole                       2121             6200
SBC Communications
 Inc                COM          78387G103          290       11978   SH            Sole                      11247              731
SLM Corp            COM          78442P106          919       22725   SH            Sole                      19925             2800
Sara Lee Corp       COM          803111103          499       21717   SH            Sole                      17911             3806

Servicemaster Co.
 (The)              COM          81760N109          296       24025   SH            Sole                        900            23125
Sprint Corp Com     COM          852061100          257       14589   SH            Sole                       4125            10464
St. Joe Corp        COM          790148100          232        5850   SH            Sole                                        5850
Starbucks Corp      COM          855244109         5060      116358   SH            Sole                     101658            14200
Stericycle Inc.     COM          858912108         9222      178230   SH            Sole                      60555           117275
Suntrust Banks Inc  COM          867914103          286        4400   SH            Sole                        500             3900
Sysco Corp          COM          871829107         7282      203003   SH            Sole                      91940           111063
Target Inc.         COM          87612E106          581       13682   SH            Sole                      12500             1182
Teva
 Pharmaceutical
 Industries         COM          881624209         7581      112840   SH            Sole                      43800            68740
Texas Instruments
 Inc.               COM          882508104          374       15475   SH            Sole                       8025             7450
The Procter &
 Gamble Company     COM          742718109         3366       61830   SH            Sole                      47470            13960
Tribune Company     COM          896047107         2001       43945   SH            Sole                      36295             7400
Tyco International
 Ltd.               COM          902124106          207        6255   SH            Sole                       3755             2500
United
 Technologies Corp  COM          913017109          220        2405   SH            Sole                       1655              750
UnitedHealth
 Group, Inc.        COM          91324p102         1913       30735   SH            Sole                      26835             3900
Verizon
 Communications     COM          92343V104          243        6724   SH            Sole                       6724
Wachovia Corp       COM          929903102          508       11425   SH            Sole                       7700             3725
Wal Mart Stores,
 Inc.               COM          931142103         3491       66164   SH            Sole                      55744            10170
Walgreen Company    COM          931422109        10199      281649   SH            Sole                     101106           179893
Wells Fargo & Co.
 -New               COM          949746101        10477      183061   SH            Sole                      67546           115265
William Wrigley
 Jr Co              COM          982526105          555        8797   SH            Sole                                        8797
Zimmer Holdings,
 Inc.               COM          98956P102          549        6227   SH            Sole                       2699             3528
John Hancock Inc.
 Sec.               COM          410123103          160       11000   SH            Sole                                       11000
Nuveen Prem Income
 Mun Fund 2         COM          67063W102          426       31800   SH            Sole                                       31800
iShares Tr          S&P MIDCAP
                     400         464287507         1296       10654   SH            Sole                       9431             1223
iShares Tr          S&P SML CAP
                     600         464287804          854        5800   SH            Sole                       5135              665
SPDR Tr             UNIT SER 1   78462f103          696        6075   SH            Sole                       2650             3425
iShares Tr          MSCI EAFE
                     IDX         464287465         1522       10640   SH            Sole                      10365              275
iShares Inc.        MSCI Japan   464286848         1306      123000   SH            Sole                                      120800
REPORT SUMMARY                  125 DATA RECORDS 328032               0          OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED